Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements

4. Fair Value Measurements

Our fair value hierarchies for our financial assets and liabilities which require fair value measurement on a recurring basis are as follows:

	Total	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2013
Liabilities:
Warrant liability	$378	$–	$–	$378
Convertible debt	$5,062	$–	$–	$5,062

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities during the year ended December 31, 2014, which were measured at fair value on a recurring basis:

	Warrant Liability	Convertible debt
Balance at December 31, 2013	$378	$5,062
Additional debt incurred prior to Merger		20
Transfer to equity upon settlement at Merger		(5,082)
Fair value of warrants issued on Merger and subsequent PPO	10,614
Change in fair value of warrants issued on Merger and subsequent PPO	16,485
Transfer to equity upon removal of anti-dilution feature	(27,099)
Warrant liability transferred to equity upon exercise	(282)
Obligation to issue a warrant transferred to equity	(96)
Balance at December 31, 2014	$–	$–

The warrant liability and convertible debt outstanding as of December 31, 2013 were settled in transactions related to the Merger. See Note 3, The Merger, Offering and Other Related Transactions. The warrant liability from the issuance of warrants during the year ended December 31, 2014 was settled pursuant to a warrant tender offer in November 2014. See Note 13, Capitalization and Equity Structure - Warrants.